Related Party Transactions (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 01, 2006	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Aggregate principal balances		$ 531,500	$ 555,500	$ 651,500
Increased In Monthly Principal Payment		2,500	2,500
Maximum Amount Of Aggregate Monthly Principal Payment		10,000	10,000
Total aggregate principal payment		8,000	8,000
Maturity Period Of Remaining Unpaid Principal and Accrued Interest			Mar. 01, 2015
Interest Expense, Related Party			36,500	42,200
Accrued Interest Related Party			802,600	766,200
Interest rate		6.00%	6.00%
Principal amount			1,793,000
Debt Instrument, Periodic Payment	2,500
Bridge Notes [Member]
Notes Issued			100,000
Bridge Notes [Member] | GBR Investments, LLC [Member]
Notes Issued			200,000
Five Percentage Bridge Notes [Member]
Principal amount			1,793,000
Five Percentage Bridge Notes [Member] | GBR Investments, LLC [Member]
Notes Issued			100,000	100,000
Five Percentage Bridge Notes [Member] | Jerrell Shelton [Member]
Notes Issued			$ 120,000	$ 120,000